Private Placement - Additional Information (Details) - Private Placement [Member] - Sponsor [Member] - Common Class A [Member]	May 28, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Stock shares issued during the period | shares | shares	715,500
Price per share sold | $ / shares | $ / shares	$ 10.00
Gross proceeds from private placement | $	$ 7,155,000